Other Non-Operating Income (Expense), Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 28, 2013	Dec. 02, 2010	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Component of Other Non-Operating Income (Expense), Net [Line Items]
Gain (loss) from changes in currency exchange rates			$ (229)	$ (6)	$ (6)
Loss from extinguishment of debt	(31)	(111)	(31)	0	(113)
Gain (loss) from investments			(5)	35	(3)
Gain from issuance of Inotera shares			48	0	0
Other			(1)	0	13
Other non-operating income (expense), net			(218)	29	(109)
Debt Restructure [Member]
Component of Other Non-Operating Income (Expense), Net [Line Items]
Loss from extinguishment of debt					(111)
Debt Guarantee Obligation [Member]
Component of Other Non-Operating Income (Expense), Net [Line Items]
Other					$ 15